1933 Act Registration No. 333-19181
                                       1940 Act File No. 811-07997

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                            FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
   Post Effective Amendment No. 1                                [X]

                              and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
   Amendment No. 2                                               [X]

                          STEIN ROE TRUST
         (Exact Name of Registrant as Specified in Charter)

    One South Wacker Drive, Chicago, Illinois       60606
     (Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code:  1-800-338-2550

    Jilaine Hummel Bauer          Cameron S. Avery
    Executive Vice-President      Bell, Boyd & Lloyd
       & Secretary                Three First National Plaza
    Stein Roe Trust               Suite 3300
    One South Wacker Drive        70 W. Madison Street
    Chicago, Illinois  60606      Chicago, Illinois  60602
           (Name and Address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box):

[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

Registrant has previously elected to register under the Securities Act of 1933 an indefinite number of its shares of beneficial interest, without par value, of the series of shares designated
Stein Roe Institutional Client High Yield Fund.

This Registration Statement has also been signed by SR&F Base Trust.

                         STEIN ROE TRUST
                     CROSS REFERENCE SHEET

ITEM
NO.    CAPTION
-----  -------
                         PART A (PROSPECTUS)
1      Front cover
2      Fee Table; Summary
3 (a)  Inapplicable
  (b)  Inapplicable
  (c)  Investment Return
  (d)  Inapplicable
4 Organization and Description of Shares; The Fund; Investment Policies; Investment Restrictions; Risks
       and Investment Considerations; Portfolio Investments and Strategies; Summary--Investment Risks
5 (a)  Management--Trustees and Investment Adviser
  (b)  Management--Trustees and Investment Adviser, Fees and
       Expenses
  (c)  Management--Portfolio Managers
  (d)  Inapplicable
  (e)  Management--Transfer Agent
  (f)  Management--Fees and Expenses
  (g)  Inapplicable
5A     Inapplicable
6 (a) Organization and Description of Shares; see statement of additional information: General Information and History
  (b)  Inapplicable
  (c)  Organization and Description of Shares
  (d)  Inapplicable
  (e)  For More Information
  (f)  Distributions and Income Taxes
  (g)  Distributions and Income Taxes
  (h)  Special Considerations Regarding Master Fund/Feeder Fund
       Structure
7      How to Purchase Shares
  (a)  Management--Distributor
  (b)  How to Purchase Shares; Net Asset Value
  (c)  Inapplicable
  (d)  How to Purchase Shares
  (e)  Inapplicable
  (f)  Inapplicable
  (g)  Inapplicable
8 (a)  How to Redeem Shares
  (b)  How to Purchase Shares
  (c)  How to Redeem Shares
  (d)  How to Redeem Shares
9      Inapplicable
            PART B  (STATEMENT OF ADDITIONAL INFORMATION)
10     Cover page
11     Table of Contents
12     General Information and History
13 Investment Policies; Portfolio Investments and Strategies; Investment Restrictions
14     Management
15(a)  Inapplicable
  (b)  Principal Shareholders
  (c)  Principal Shareholders
16(a)  Investment Advisory Services; Management; see prospectus:
       Management
  (b)  Investment Advisory Services
  (c)  Inapplicable
  (d)  Investment Advisory Services
  (e)  Inapplicable
  (f)  Distributor
  (g)  Inapplicable
  (h)  Custodian; Independent Auditors
  (i)  Transfer Agent
17(a)  Portfolio Transactions
  (b)  Inapplicable
  (c)  Portfolio Transactions
  (d)  Portfolio Transactions
  (e)  Inapplicable
18     General Information and History
19(a) Purchases and Redemptions; see prospectus: How to Purchase Shares, How to Redeem Shares
  (b)  Purchases and Redemptions; see prospectus: Net Asset Value
  (c)  Purchases and Redemptions
20 Additional Income Tax Considerations; Portfolio Investments and Strategies--Taxation of Options and Futures
21(a)  Distributor
  (b)  Inapplicable
  (c)  Inapplicable
22(a)  Inapplicable
  (b)  Investment Performance
23     Balance Sheet

                              PART C
24     Financial Statements and Exhibits
25     Persons Controlled By or Under Common Control with
       Registrant
26     Number of Holders of Securities
27     Indemnification
28     Business and Other Connections of Investment Adviser
29     Principal Underwriters
30     Location of Accounts and Records
31     Management Services
32     Undertakings

The prospectus and statement of additional information relating to Stein Roe Institutional Client High Yield Fund, a series of Stein
Roe Trust, are not affected by the filing of this post-effective amendment No. 1.

PART C. OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) 1. Financial statements included in Part A of this Registration Statement: None.

    2.  Financial statements included in Part B of this Registration
        Statement:
        (a)  Balance sheet as of February 6, 1997
        (b)  Report of independent auditors.

    3.  Financial statements included in Part C of this Registration
        Statement:
        Stein Roe Institutional Client High Yield Fund:
            Unaudited balance sheet as of June 30, 1997
            Unaudited statement of operations for the period ended
              June 30, 1997
            Unaudited statement of changes in net assets for the
              period ended June 30, 1997
            Unaudited financial highlights
        SR&F High Yield Portfolio:
            Unaudited schedule of investments at June 30, 1997 Unaudited balance sheet as of June 30, 1997
            Unaudited statement of operations for the period ended
              June 30, 1997
            Unaudited statement of changes in net assets for the
              period ended June 30, 1997
            Unaudited financial highlights

(b) Exhibits: [Note: As used herein, the term "Registration Statement" refers to the Registration Statement of the Registrant on Form N-1A under the Securities Act of 1933, No. 333-19181. The terms "Pre-Effective Amendment" and "PEA" refer, respectively, to a pre-effective amendment and a post-effective amendment to the Registration Statement.]

    1.  Agreement and Declaration of Trust.  (Exhibit 1 to Pre-
        Effective Amendment.)*
    2.  By-Laws of Registrant.  (Exhibit 2 to Pre-Effective
        Amendment.)*
    3.  None.
    4.  None.
    5.  None.
    6.  Underwriting agreement between Registrant and Liberty
        Securities Corporation dated February 14, 1997.
    7.  None.
    8.  Custodian contract between Registrant and State Street Bank and Trust Company dated February 13, 1997.
    9.  (a) Transfer agency agreement between Registrant and Stein-
            Roe Services Inc. dated February 14, 1997.
        (b) Administrative agreement between Registrant and Stein
            Roe & Farnham Incorporated dated February 14, 1997.
        (c) Accounting and bookkeeping agreement between Registrant and Stein Roe & Farnham Incorporated dated February 14,
            1997.
        (d) Sub-transfer agent agreement between Registrant and
            Colonial Investors Service Center, Inc. as amended
            through June 30, 1997.
   10. Opinion and consent of Bell, Boyd & Lloyd. (Exhibit 10 to Pre-Effective Amendment.)*
   11.  Consent of Ernst & Young LLP.
   12.  Unaudited balance sheet as of June 30, 1997, statement of operations, statement of changes in net assets, and
        financial highlights for the period then ended relating
        to the series Stein Roe Institutional Client High Yield
        Fund.  Unaudited schedule of investments, balance sheet
        as of June 30, 1997, statement of operations, statement
        of changes in net assets and financial highlights for
        the period then ended relating to SR&F High Yield
        Portfolio, a series of SR&F Base Trust.
   13.  Subscription agreement. (Exhibit 13 to Pre-Effective Amendment.)*
   14.  None.
   15.  None.
   16.  Inapplicable.
   17.  Financial data schedule of Stein Roe Institutional Client High
        Yield Fund.
   18.  Inapplicable.
_____________
* Incorporated by reference.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
          REGISTRANT.

The Registrant does not consider that it is directly or indirectly controlling, controlled by, or under common control with other persons within the meaning of this Item. See "Investment Advisory Services," "Management," and "Transfer Agent" in the Statement of Additional Information, each of which is incorporated herein by reference.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

                                         Number of Record Holders
   Title of Series                          as of July 31, 1997
   ---------------                       -----------------------
Stein Roe Institutional Client
  High Yield Fund                                    3

ITEM 27.  INDEMNIFICATION.

Article VIII of the Agreement and Declaration of Trust of Registrant (Exhibit 1), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including persons who serve or have served at Registrant's request as directors, officers, or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article VIII shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Unless otherwise permitted under the 1940 Act,

     (i) Article VIII does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

     (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, indemnification is permitted under Article VIII if (a) approved as in the best interest of the Registrant, after notice that it involves such indemnification, by at least a majority of the Trustees who are disinterested persons are not "interested persons" as defined in Section 2(a)(19) of the 1940 Act ("disinterested trustees"), upon determination, based upon a review of readily available facts (but not a full trial-type inquiry) that such Covered Person is not liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office or (b) there has been obtained a opinion in writing of independent legal counsel, based upon a review of readily available facts (but not a full trial-type inquiry) to the effect that such indemnification would not protect such Covered Person against any liability to the Trust to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; and

     (iii) Registrant will not advance expenses, including counsel fees(but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), incurred by a Covered Person unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance if it is ultimately determined that indemnification of such expenses is not authorized by Article
VII and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of such Covered Person's failure to fulfill his undertaking, or (c) a majority of the disinterested trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article VIII does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article VIII as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article VIII also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

The Adviser is a wholly-owned subsidiary of SteinRoe Services Inc. ("SSI"), which in turn is a wholly-owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. The Adviser acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of the Adviser, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (part B) entitled "Investment Advisory Services."

Certain directors and officers of the Adviser also serve and have during the past two years served in various capacities as officers, directors, or trustees of SSI and of the Registrant,
Stein Roe Investment Trust, Stein Roe Municipal Trust, SR&F Base
Trust, Stein Roe Income Trust, Stein Roe Institutional Trust, Stein
Roe Advisor Trust, SteinRoe Variable Investment Trust and LFC Utilities Trust, investment companies managed by the Adviser. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for SteinRoe Variable Investment Trust, which is located at Federal Reserve Plaza, Boston, MA 02210 and LFC Utilities Trust, which is located at One Financial Center, Boston, MA 02111.)
A list of such capacities is given below.
                                                    POSITION FORMERLY
                                                    HELD WITHIN
                      CURRENT POSITION              PAST TWO YEARS
                      -------------------           --------------
STEINROE SERVICES INC.
Gary A. Anetsberger   Vice President
Timothy K. Armour     Vice President
Jilaine Hummel Bauer  Vice President; Secretary
Kenneth J. Kozanda    Vice President; Treasurer
Kenneth R. Leibler    Director
C. Allen Merritt, Jr. Director; Vice President
Hans P. Ziegler       Director, President,          Vice Chairman
                       Chairman

SR&F BASE TRUST
Gary A. Anetsberger   Sr. Vice-President; Treasurer
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive Vice-President; Secy.
Thomas W. Butch       Executive Vice-President
Michael T. Kennedy                                  Vice-President
Lynn C. Maddox                                      Vice-President
Jane M. Naeseth                                     Vice-President
Thomas P. Sorbo                                     Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE INCOME TRUST; STEIN ROE INSTITUTIONAL TRUST; AND STEIN
ROE TRUST
Gary A. Anetsberger   Sr. Vice-President; Treasurer
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary
Thomas W. Butch       Executive Vice-President      Vice-President
Philip J. Crosley     Vice-President
Michael T. Kennedy    Vice-President
Stephen F .Lockman    Vice-President
Steven P. Luetger                                   Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
Jane M. Naeseth       Vice-President
Thomas P. Sorbo       Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE INVESTMENT TRUST; STEIN ROE ADVISOR TRUST
Gary A. Anetsberger   Sr. Vice-President; Treasurer
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary
Bruno Bertocci        Vice-President
David P. Brady        Vice-President
Thomas W. Butch       Executive Vice-President      Vice-President
Daniel K. Cantor      Vice-President
Philip J. Crosley     Vice-President
E. Bruce Dunn                                       Vice-President
Erik P. Gustafson     Vice-President
David P. Harris       Vice-President
Harvey B. Hirschhorn  Vice-President
Eric S. Maddix        Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
Arthur J. McQueen     Vice-President
Richard B. Peterson   Vice-President
Marion Gerry Sandel   Vice-President
Gloria J. Santella    Vice-President
Thomas P. Sorbo       Vice-President
Hans P. Ziegler       Executive Vice-President

STEIN ROE MUNICIPAL TRUST
Gary A. Anetsberger   Sr. Vice-President; Treasurer
Timothy K. Armour     President; Trustee
Jilaine Hummel Bauer  Executive V-P; Secretary
Thomas W. Butch       Executive Vice-President      Vice-President
Joanne T. Costopoulos Vice-President
Philip J. Crosley     Vice-President
Lynn C. Maddox        Vice-President
Anne E. Marcel        Vice-President
M. Jane McCart        Vice-President
Thomas P. Sorbo       Vice-President
Hans P. Ziegler       Executive Vice-President

STEINROE VARIABLE INVESTMENT TRUST
Gary A. Anetsberger   Treasurer
Timothy K. Armour     Vice President
Jilaine Hummel Bauer  Vice President
Erik P. Gustafson     Vice President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy    Vice President
Jane M. Naeseth       Vice President
Richard B. Peterson   Vice President

LFC UTILITIES TRUST
Gary A. Anetsberger   Vice President
Ophelia L. Barsketis  Vice President
Deborah A. Jansen     Vice President

ITEM 29.  PRINCIPAL UNDERWRITERS.

Registrant's principal underwriter, Liberty Securities Corporation, is a wholly owned subsidiary of Liberty Investment Services, Inc., a wholly owned subsidiary of Liberty Financial Services, Inc. which, in turn, is a wholly owned subsidiary of Liberty Financial Companies, Inc. Liberty Financial Companies, Inc. is a public corporation whose majority shareholder is LFC Holdings, Inc., a wholly owned subsidiary of Liberty Mutual Equity Corporation. Liberty Mutual Equity Corporation is a wholly owned subsidiary of Liberty Mutual Insurance Company.

Liberty Securities Corporation is principal underwriter for the following investment companies:

Stein Roe Income Trust
Stein Roe Municipal Trust
Stein Roe Investment Trust
Stein Roe Institutional Trust
Stein Roe Trust

Set forth below is information concerning the directors and officers of Liberty Securities Corporation:
                                                        Positions
                      Positions and Offices             and Offices
Name                    with Underwriter            with Registrant
------------------    --------------------          ---------------
Porter P. Morgan      Chairman of the Board; Director       None
Frank L. Tarantino    President; Chief Operating
                        Officer; Director                   None
Robert L. Spadafora   Executive Vice President -
                        Sales and Marketing                 None
John T. Treece, Jr.   Senior Vice President - Operations    None
John W. Reading       Senior Vice President and
                        Assistant Secretary                 None
Valerie A. Arendell   Senior Vice President - Sales         None
Gerald H. Stanney,    Vice President and Compliance
   Jr.                  Officer (Boston)                    None
Jilaine Hummel Bauer  Vice President and Compliance     Exec. V-P &
                        Officer (Chicago)                Secretary
Bruce F. Ripepi       Vice President, General Counsel       None
                        and Assistant Secretary
Timothy K. Armour     Vice President                     President,
                                                         Trustee
Lindsay Cook          Vice President                     Trustee
Ralph E. Nixon        Vice President                        None
Joyce B. Riegel       Vice President                        None
Heidi J. Walter       Vice President                        V-P
Glenn E. Williams     Assistant Vice President              None
Philip J. Iudice      Treasurer                             None
John A. Benning       Secretary                             None
John A. Davenport     Assistant Secretary                   None
Marjorie M. Pluskota  Assistant Secretary                   None
C. Allen Merritt, Jr. Assistant Treasurer; Assistant
                        Secretary; Director                 None

The principal business address of Mr. Armour, Ms. Bauer, Ms. Pluskota, Ms. Riegel and Ms. Walter is One South Wacker Drive, Chicago, IL 60606; that of Mr. Williams is Two Righter Parkway, Wilmington, DE 19803; that of Mr. Ripepi is 100 Manhattanville Road, Purchase, NY 10577; and that of the other officers is 600 Atlantic Avenue, Boston, MA 02210-2214.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

          Jilaine Hummel Bauer
          Executive Vice-President and Secretary
          Stein Roe Trust
          One South Wacker Drive, Suite 3500
          Chicago, Illinois  60606

ITEM 31.  MANAGEMENT SERVICES.

None.

ITEM 32.  UNDERTAKINGS.

None.

                             SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 13th day of August, 1997.
                                   STEIN ROE TRUST

                                   By   TIMOTHY K. ARMOUR
                                        Timothy K. Armour
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature*                     Title                     Date
------------------------    ---------------------   --------------

TIMOTHY K. ARMOUR           President and Trustee  August 13, 1997
Timothy K. Armour
Principal Executive Officer

GARY A. ANETSBERGER         Senior Vice-President; August 13, 1997
Gary A. Anetsberger         Treasurer
Principal Financial Officer

SHARON R. ROBERTSON         Controller             August 13, 1997
Sharon R. Robertson
Principal Accounting Officer

KENNETH L. BLOCK            Trustee                August 13, 1997
Kenneth L. Block

WILLIAM W. BOYD             Trustee                August 13, 1997
William W. Boyd

LINDSAY COOK                Trustee                August 13, 1997
Lindsay Cook

DOUGLAS A. HACKER           Trustee                August 13, 1997
Douglas A. Hacker

JANET LANGFORD KELLY        Trustee                August 13, 1997
Janet Langford Kelly

FRANCIS W. MORLEY           Trustee                August 13, 1997
Francis W. Morley

CHARLES R. NELSON           Trustee                August 13, 1997
Charles R. Nelson

THOMAS C. THEOBALD          Trustee                August 13, 1997
Thomas C. Theobald

*This Registration Statement has also been signed by the above persons in their capacities as trustees and officers of SR&F Base Trust

                           STEIN ROE TRUST
              INDEX TO EXHIBITS FILED WITH THIS AMENDMENT

Exhibit
Number   Description
-------  -------------

6        Underwriting agreement

8        Custodian contract

9(a)     Transfer agency agreement

9(b)     Administrative agreement

9(c)     Accounting and bookkeeping agreement

9(d)     Sub-transfer agency agreement

11       Consent of Ernst & Young

12       Unaudited financial statements

17       Financial data schedule of Stein Roe Institutional Client
         High Yield Fund